Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	139,519,540.64	13,399
Yield Supplement Overcollateralization Amount 09/30/21	4,710,925.26	0
Receivables Balance 09/30/21	144,230,465.90	13,399
Principal Payments	8,045,280.88	290
Defaulted Receivables	77,694.63	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	4,300,109.37	0
Pool Balance at 10/31/21	131,807,381.02	13,104

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.44%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,549,195.71	105
Past Due 61-90 days	352,658.78	25
Past Due 91-120 days	9,914.31	1
Past Due 121+ days	0.00	0
Total	1,911,768.80	131

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.40%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	150,795.33
Aggregate Net Losses/(Gains) - October 2021	(73,100.70)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.61%
Prior Net Losses/(Gains) Ratio	-0.51%
Second Prior Net Losses/(Gains) Ratio	-0.22%
Third Prior Net Losses/(Gains) Ratio	-0.31%
Four Month Average	-0.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average Contract Rate	3.03%
Weighted Average Contract Rate, Yield Adjusted	6.08%
Weighted Average Remaining Term	25.98

Flow of Funds	$ Amount
Collections	8,552,260.00
Investment Earnings on Cash Accounts	52.41
Servicing Fee	(120,192.05)
Transfer to Collection Account	0.00
Available Funds	8,432,120.36

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	265,059.92
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	7,712,159.62
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	390,127.15

Total Distributions of Available Funds	8,432,120.36

Servicing Fee	120,192.05
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 10/15/21	131,348,121.75
Principal Paid	7,712,159.62
Note Balance @ 11/15/21	123,635,962.13

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-3
Note Balance @ 10/15/21	35,108,121.75
Principal Paid	7,712,159.62
Note Balance @ 11/15/21	27,395,962.13
Note Factor @ 11/15/21	10.0425081%

Class A-4
Note Balance @ 10/15/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	71,720,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	24,520,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	329,833.59
Total Principal Paid	7,712,159.62
Total Paid	8,041,993.21

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	83,966.92
Principal Paid	7,712,159.62
Total Paid to A-3 Holders	7,796,126.54

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4108335
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.6060979
Total Distribution Amount	10.0169314

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3077966
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	28.2703798
Total A-3 Distribution Amount	28.5781764

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	2,042,854.72
Investment Earnings	45.28
Investment Earnings Paid	(45.28)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$480,909.69	$572,583.60	$296,238.18
Number of Extensions	34	37	20
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.37%	0.18%